Debt - Working Capital Facility (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Working Capital Facility [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Description of Variable Rate Basis	LIBOR or base rate
Letter of Credit Facility, Commitment Fee Percentage	0.70%
Line of Credit Facility Number of Business Days Notice Required for Repayment of Debt Without Penalty	3 days
Working Capital Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%
Working Capital Facility [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.75%
Working Capital Facility [Member] | Base Rate Determination Federal Funds Rate [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.50%
Working Capital Facility [Member] | Base Rate Determination LIBOR [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.50%
Working Capital Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility Permitted Increase	$ 760,000,000
Working Capital Facility [Member] | Completion of Train Six Financing [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility Permitted Increase	$ 390,000,000
Letter of Credit [Member] | Portion issued and not drawn [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Unused Capacity Commitment Fee, Percentage of Undrawn Commitment	1.75%
Letter of Credit [Member] | Drawn Portion [Member]
Line of Credit Facility [Line Items]
Long-term Line of Credit	$ 0
Letter of Credit [Member] | Base Rate [Member] | Drawn Portion [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%
Working Capital Loan [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Annual Temporary Requirement, Balance, Outstanding Principal	$ 0
Line of Credit Facility, Annual Temporary Requirement, Period, Number of Consecutive Business Days	5 days
Swing Line Loan [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Minimum Period For Termination Date, Number of Business Days	3 days
Swing Line Loan [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term	15 days
LC Loan [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term	1 year